Property, Plant, and Equipment, Net - Schedule of Property, Plant, and Equipment, Net (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	$ 13,665,506	$ 13,821,733
Less: Accumulated depreciation	(3,380,937)	(2,528,969)
Total, net	10,284,569	11,292,764
Land [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	72,324	73,306
Real property and building [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	8,616,300	8,733,267
Machinery and equipment [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	4,891,835	4,958,242
Vehicle [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	56,155	56,918
Construction in progress [Member]
Schedule of Property, Plant, and Equipment, Net [Line Items]
Subtotal	$ 28,892